Interest income and expense - Summary of Consolidated Interest Income and Expense for Both Product and Accounting Category (Detail) - CAD ($) $ in Millions		3 Months Ended			9 Months Ended
		Jul. 31, 2025	Apr. 30, 2025	Jul. 31, 2024	Jul. 31, 2025	Jul. 31, 2024
Analysis Of Income And Expense [line items]
Interest income	[1]	$ 12,089	$ 11,859	$ 13,447	$ 36,667	$ 38,954
Interest expense		8,041	8,071	9,915	25,030	28,892
Amortised cost [member]
Analysis Of Income And Expense [line items]
Interest income		10,193	9,977	11,435	30,849	33,523
Interest expense		7,399	7,403	9,351	23,072	27,263
Debt securities measured at fair value through other comprehensive income [member]
Analysis Of Income And Expense [line items]
Interest income		806	756	976	2,424	2,748
Other [member]
Analysis Of Income And Expense [line items]
Interest income		1,090	1,126	1,036	3,394	2,683
Interest expense		$ 642	$ 668	$ 564	$ 1,958	$ 1,629

[1]	Interest income included $11.0 billion for the quarter ended July 31, 2025 (April 30, 2025: $10.7 billion; July 31, 2024: $12.4 billion) and $33.3 billion for the nine months ended July 31, 2025 (July 31, 2024: $36.3 billion), calculated based on the effective interest rate method.